Filed pursuant to Rule 497(e)
File Nos. 333-270997; 811-23859

Ruk Strategic Growth ETF (RKSG)

(the “Fund”)

Supplement dated April 17, 2026 to the
Statutory Prospectus dated March 31, 2026

The first sentence of the section “Taxes on Distributions” is deleted and replaced with the following:
The Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders annually.

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Please retain this Supplement with your Statutory Prospectus.